S000001576 [Member] Annual Fund Operating Expenses - Balanced Strategy Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%	[1]
Distribution and Service (12b-1) Fees	0.50%	[1]
Other Expenses (as a percentage of Assets):	0.28%	[1]
Acquired Fund Fees and Expenses	0.61%	[1]
Expenses (as a percentage of Assets)	1.56%	[1]
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	1.43%	[1]
Class M
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.28%	[1]
Acquired Fund Fees and Expenses	0.61%	[1]
Expenses (as a percentage of Assets)	1.06%	[1]
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	0.89%	[1]
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.28%	[1]
Acquired Fund Fees and Expenses	0.61%	[1]
Expenses (as a percentage of Assets)	1.31%	[1]
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	1.14%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%	[1]
Distribution and Service (12b-1) Fees	0.75%	[1]
Other Expenses (as a percentage of Assets):	0.53%	[1]
Acquired Fund Fees and Expenses	0.61%	[1]
Expenses (as a percentage of Assets)	2.06%	[1]
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	1.89%	[1]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.28%	[1]
Acquired Fund Fees and Expenses	0.61%	[1]
Expenses (as a percentage of Assets)	1.06%	[1]
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	0.99%	[1]
Class R1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.28%	[1]
Acquired Fund Fees and Expenses	0.61%	[1]
Expenses (as a percentage of Assets)	1.06%	[1]
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	0.93%	[1]

[1]	Until February 28, 2027, Russell Investment Management, LLC has contractually agreed to waive 0.07% of its advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2027, Russell Investments Fund Services, LLC has contractually agreed to waive 0.10% of its transfer agency fees for Class A, Class C and Class M Shares and 0.06% of its transfer agency fees for Class R1 and Class R5 Shares. These waivers may not be terminated during the relevant period except with Board approval. “Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund’s proportionate share of these expenses is reflected under “Acquired Fund Fees and Expenses.” “Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal period ended October 31, 2025 but did not reflect a full year of waiver. “Other Expenses” for Class M Shares are based on estimated amounts for the current fiscal year as this Share Class did not have any assets during the most recent fiscal year.